CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Mar. 31, 2025
Assets
Cash and cash equivalents	$ 8,807	$ 8,846	$ 17,221
Deferred offering costs		0	222,095
Prepaid expenses	42,500	0
Total Current Assets	51,307	8,846	239,316
Non-current asset
Cash held in Trust Account	35,598,437	60,147,604	0
Total non-current Asset	35,598,437	60,147,604	0
Total Assets	35,649,744	60,156,450	239,316
Current Liabilities
Accrued expenses	128,020	177,544	40,000
Promissory Note - related parties	919,053	763,401
Extension Payment Loan		450,000	0
Due to third parties	494,380	0
Due to related party	150,000	120,000	0
Total Current Liabilities	1,691,453	1,060,945	377,584
Commitments and Contingencies	0	0	0
Ordinary shares subject to possible redemption	35,598,437	60,132,006	0
Shareholders’ Deficit
Preference shares value	0	0	0
Ordinary shares value	191	191	144
Additional paid-in capital	975,238	990,836	24,856
Accumulated deficit	(2,615,575)	(2,027,528)	(163,268)
Total Shareholders’ Deficit	(1,640,146)	(1,036,501)	(138,268)
Total Liabilities, Ordinary shares subject to possible redemption and Shareholders’ Deficit	$ 35,649,744	60,156,450	239,316
Previously Reported [Member]
Current Liabilities
Promissory Note - related parties		$ 313,401	$ 337,584